Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 4,630	$ 7,554
Restricted cash	1	11
Accounts receivable, net	15,822	18,065
Amounts due from related parties	2,078	966
Prepaid expenses and other current assets	9,462	8,340
Deferred tax assets	866	891
Total current assets	32,859	35,827
NON-CURRENT ASSETS
Property and equipment, net	633	1,133
Deposits for property and equipment	31	2
Intangible assets, net	0	3,954
Goodwill	16,926	45,955
Total assets	50,449	86,871
CURRENT LIABILITIES
Accounts payable	14,167	13,894
Accrued expenses and other payables	13,952	17,931
Short-term borrowings	0	729
Acquisition consideration payable	23,238	29,033
Amounts due to related parties	379	1,958
Deferred revenue	2,642	2,481
Income taxes payable	9,524	9,228
Total current liabilities	63,902	75,254
NON-CURRENT LIABILITIES
Long-term acquisition consideration payable	0	10,162
Long-term payables	0	3
Deferred tax liabilities	0	989
Total liabilities	63,902	86,408
Commitments and contingency (Note 20)
SHAREHOLDERS' EQUITY/ (DEFICIT)
Common Shares - $0.0001 par value, 1,000,000,000 shares authorized, 20,858,661 and 21,687,497 shares issued and outstanding on December 31, 2010 and 2011, respectively	2	2
Additional paid-in capital	123,288	121,521
Accumulated other comprehensive income/ (loss)	(1,071)	1,153
Accumulated deficit	(135,672)	(122,213)
Total shareholders' equity/ (deficit)	(13,453)	463
Total liabilities and shareholders' equity/ (deficit)	50,449	86,871
Variable Interest Entity, Primary Beneficiary [Member]
CURRENT ASSETS
Cash and cash equivalents		1,942
Accounts receivable, net		3,586
NON-CURRENT ASSETS
Property and equipment, net		359
CURRENT LIABILITIES
Accounts payable		5,072
Accrued expenses and other payables		8,098
Deferred revenue		$ 171